John Hancock Bond Trust

John Hancock Global Conservative Absolute Return Fund (the “fund”)

Supplement dated December 9, 2016 to the current Prospectus, as may be supplemented

Effective January 1, 2017, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (7/16/13)
Class A before tax	–2.12	–0.86
after tax on distributions	–2.70	–1.52
after tax on distributions, with sale	–1.18	–0.95
Class C	–0.85	–0.12
Class I	1.22	0.65
Class R6	1.19	0.71
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) *	0.29	0.26
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.10	0.09
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) **	0.83	1.08

*   Prior to January 1, 2017, the fund’s primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the fund’s primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the fund’s risk/return profile.

**  Prior to October 1, 2016, the fund compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

In addition, effective January 1, 2017, the third and fourth paragraphs of the narrative portion of the Appendix and the “Average annual total returns” table and the “Annualized standard deviation” table for the Absolute Return Global Bond Strategies Composite in the Appendix are replaced in their entirety with the following:

This Appendix includes three indexes for the purpose of comparing performance of the Composite. The Bank of America Merrill Lynch 3-Month LIBOR Average Index, the Composite’s benchmark (the Benchmark), reflects the investment strategies and performance target of the accounts underlying the Composite. The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index and the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index are also included to show broad market performance.

This Appendix also presents standard deviation information relating to the Composite, the Benchmark, the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index, and the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Standard deviation data is shown in order to provide you with supplemental information relating to Standard Life Investments’ management of the Composite’s strategy over time. Standard deviation is calculated as the amount by which individual returns differ or vary from the average returns over a specified period of time, and is used to measure the overall level of volatility of returns—or risk—of an investment portfolio. Generally, the higher the standard deviation, the greater the expected volatility of returns and potentially higher risk. These measures of past risk are not completely or necessarily representative of future risk and cannot predict the fund’s performance. In addition, the volatility of the fund’s returns compared to those of the Benchmark, the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index, and the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index may be greater or less than that of the Composite due to, among other things, the number of holdings in and composition of the portfolio and Standard Life Investments’ management of the fund.

Absolute Return Global Bond Strategies Composite average annual total returns (%)	1 year	3 years	5 years	Since Inception
for periods ended September 30, 2016
Composite	2.91	1.81	1.84	1.74
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) (Benchmark) [1]	0.57	0.36	0.37	0.36
Bank of America Merrill Lynch USD 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes) [2]	0.28	0.15	0.14	0.13
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) [3]	1.59	1.30	1.47	1.54

Annualized standard deviation (%)	1 year	3 years	5 years	Since Inception
for periods ended September 30, 2016
Composite	2.12	1.90	1.94	1.98
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) (Benchmark) [1]	0.04	0.05	0.04	0.04
Bank of America Merrill Lynch USD 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes) [2]	0.03	0.03	0.03	0.02
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) [3]	0.48	0.40	0.51	0.52

1  The Bank of America Merrill Lynch 3-Month LIBOR Average Index tracks the performance of a basket of synthetic assets paying LIBOR to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day's fixing rate. All issues are held to maturity. Therefore each day the index is composed of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day. Prior to January 1, 2017, the Composite’s primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the Composite’s primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the Composite’s risk/return profile.

2   The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day's fixing rate. All issues are held to maturity. Therefore each day the index is composed of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

3   The Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index is the 1-3 year component of the Bloomberg Barclays Global Aggregate Index. It provides a broad-based measure of the global investment-grade fixed-income markets, including corporate, government, supranational, mortgage-backed, and asset-backed securities. The foreign currency exposure of this index has been hedged to U.S. dollars.

Prior to October 1, 2016, the Composite compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the Composite's investment strategy, the Composite has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Bond Trust

John Hancock Global Conservative Absolute Return Fund (the “fund”)

Supplement dated December 9, 2016 to the current Prospectus, as may be supplemented

Effective January 1, 2017, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (7/16/13)
Class R1 before tax	0.91	0.37
after tax on distributions	0.31	–0.30
after tax on distributions, with sale	0.53	–0.02
Class R2	0.91	0.37
Class R3	0.91	0.37
Class R4	0.91	0.37
Class R5	0.91	0.37
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) *	0.29	0.26
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.10	0.09
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) **	0.83	1.08

*   Prior to January 1, 2017, the fund’s primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the fund’s primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the fund’s risk/return profile.

**  Prior to October 1, 2016, the fund compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

In addition, effective January 1, 2017, the third and fourth paragraphs of the narrative portion of the Appendix and the “Average annual total returns” table and the “Annualized standard deviation” table for the Absolute Return Global Bond Strategies Composite in the Appendix are replaced in their entirety with the following:

This Appendix includes three indexes for the purpose of comparing performance of the Composite. The Bank of America Merrill Lynch 3-Month LIBOR Average Index, the Composite’s benchmark (the Benchmark), reflects the investment strategies and performance target of the accounts underlying the Composite. The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index and the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index are also included to show broad market performance.

This Appendix also presents standard deviation information relating to the Composite, the Benchmark, the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index, and the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Standard deviation data is shown in order to provide you with supplemental information relating to Standard Life Investments’ management of the Composite’s strategy over time. Standard deviation is calculated as the amount by which individual returns differ or vary from the average returns over a specified period of time, and is used to measure the overall level of volatility of returns—or risk—of an investment portfolio. Generally, the higher the standard deviation, the greater the expected volatility of returns and potentially higher risk. These measures of past risk are not completely or necessarily representative of future risk and cannot predict the fund’s performance. In addition, the volatility of the fund’s returns compared to those of the Benchmark, the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index, and the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index may be greater or less than that of the Composite due to, among other things, the number of holdings in and composition of the portfolio and Standard Life Investments’ management of the fund.

Absolute Return Global Bond Strategies Composite average annual total returns (%)	1 year	3 years	5 years	Since Inception
for periods ended September 30, 2016
Composite	2.91	1.81	1.84	1.74
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) (Benchmark) [1]	0.57	0.36	0.37	0.36
Bank of America Merrill Lynch USD 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes) [2]	0.28	0.15	0.14	0.13
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) [3]	1.59	1.30	1.47	1.54

Annualized standard deviation (%)	1 year	3 years	5 years	Since Inception
for periods ended September 30, 2016
Composite	2.12	1.90	1.94	1.98
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) (Benchmark) [1]	0.04	0.05	0.04	0.04
Bank of America Merrill Lynch USD 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes) [2]	0.03	0.03	0.03	0.02
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) [3]	0.48	0.40	0.51	0.52

1  The Bank of America Merrill Lynch 3-Month LIBOR Average Index tracks the performance of a basket of synthetic assets paying LIBOR to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day's fixing rate. All issues are held to maturity. Therefore each day the index is composed of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day. Prior to January 1, 2017, the Composite’s primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the Composite’s primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the Composite’s risk/return profile.

2   The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day's fixing rate. All issues are held to maturity. Therefore each day the index is composed of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

3   The Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index is the 1-3 year component of the Bloomberg Barclays Global Aggregate Index. It provides a broad-based measure of the global investment-grade fixed-income markets, including corporate, government, supranational, mortgage-backed, and asset-backed securities. The foreign currency exposure of this index has been hedged to U.S. dollars.

Prior to October 1, 2016, the Composite compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the Composite's investment strategy, the Composite has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Bond Trust

John Hancock Global Conservative Absolute Return Fund (the “fund”)

Supplement dated December 9, 2016 to the current Prospectus, as may be supplemented

Effective January 1, 2017, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (7/16/13)
Class 1 before tax	0.91	0.37
after tax on distributions	0.31	–0.30
after tax on distributions, with sale	0.53	–0.02
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) *	0.29	0.26
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.10	0.09
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) **	0.83	1.08

*   Prior to January 1, 2017, the fund’s primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the fund’s primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the fund’s risk/return profile.

**  Prior to October 1, 2016, the fund compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Bond Trust

John Hancock Global Conservative Absolute Return Fund (the “fund”)

Supplement dated December 9, 2016 to the current Prospectus, as may be supplemented

Effective January 1, 2017, the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is replaced in its entirety with the following:

Average annual total returns (%)—as of 12/31/15	1 year	Since inception (7/16/13)
Class NAV before tax	1.29	0.75
after tax on distributions	0.49	–0.05
after tax on distributions, with sale	0.75	0.21
Bank of America Merrill Lynch 3-Month LIBOR Average Index (reflects no deduction for fees, expenses, or taxes) *	0.29	0.26
Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index (reflects no deduction for fees, expenses, or taxes)	0.10	0.09
Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index (reflects no deduction for fees, expenses, or taxes) **	0.83	1.08

*   Prior to January 1, 2017, the fund’s primary benchmark was the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index. Effective January 1, 2017, the fund’s primary benchmark index is the Bank of America Merrill Lynch 3-Month LIBOR Average Index. The Bank of America Merrill Lynch 3-Month LIBOR Average Index more accurately reflects the fund’s risk/return profile.

**  Prior to October 1, 2016, the fund compared its performance to the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index. Effective October 1, 2016, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund has replaced the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index with the Bloomberg Barclays Global Aggregate 1-3 Year Hedged USD Index. Information regarding the Bloomberg Barclays Global Aggregate 1-5 Year Hedged USD Index is not shown because information regarding the index is no longer available.

You should read this supplement in conjunction with the prospectus and retain it for future reference.